Lease Commitments for Leases having Terms of More than One Year (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Year-ended March 31:
2014	$ 97,358
2015	63,337
2016	33,395
2017	15,368
2018	11,724
Thereafter	15,427
Total	236,609
Property, Plant and Equipment
Year-ended March 31:
2014	13,691
2015	3,121
2016	940
2017	838
2018	663
Thereafter	5,051
Total	24,304
Rental Equipment
Year-ended March 31:
2014	83,667
2015	60,216
2016	32,455
2017	14,530
2018	11,061
Thereafter	10,376
Total	$ 212,305